Note 03 - Income Taxes	3 Months Ended
Mar. 31, 2011
Income Tax Disclosure [Abstract]
Note 03 - Income Taxes [Text Block]

3.      Income Taxes

Income taxes in Brazil comprise federal income tax and social contribution, which is an additional federal income tax. The statutory enacted tax rates for income tax and social contribution have been 25% and 9%, respectively, for the three-month periods ended March 31, 2011 and 2010.

The Company’s taxable income is substantially generated in Brazil and is therefore subject to the Brazilian statutory tax rate.

The following table reconciles the tax calculated based upon the Brazilian statutory tax rate of 34% to the income taxes expenses recorded in the consolidated statements of income.

	Three-month periods ended March 31,
	2011	2010

Income before income taxes and noncontrolling interests
Brazil	8,741	6,425
International	(47)	(499)

	8,694	5,926

Tax expense at statutory rates - (34%)	(2,956)	(2,015)

Adjustments to derive effective tax rate:
Non-deductible post-retirement and health-benefits	(57)	(50)
Tax benefits on interests on shareholders’ equity	545	334
Foreign income subject to different tax rates	398	124
Tax incentive (1)	17	39
Other	4	8

Income taxes expenses per consolidated statement of income	(2,049)	(1,560)

(1)           On May 10, 2007, the Brazilian Federal Revenue Office recognized Petrobras’ right to deduct certain tax incentives from income tax payable, covering the tax years of 2006 until 2015. During the three-month period ended March 31, 2011, Petrobras recognized a tax benefit in the amount of US$17 (US$39 on March 31, 2010) primarily related to these incentives in the Northeast, within the region covered by the Northeast Development Agency (ADENE), granting a 75% reduction in income tax payable, calculated on the profits of the exploration of the incentive activities, which have been accounted for under the flow through method.

The following table shows a breakdown between domestic and international income taxes benefits (expenses) attributable to income from continuing operations:

	Three-month periods ended March 31,
	2011	2010

Income taxes expenses per consolidated statement of income:
Brazil
Current	(824)	(1,746)
Deferred	(1,304)	251

	(2,128)	(1,495)

International
Current	94	(30)
Deferred	(15)	(35)

	79	(65)

Income taxes expenses	(2,049)	(1,560)

The major components of the deferred income taxes accounts in the consolidated balance sheets are as follows:

	March 31, 2011	December 31, 2010

Current assets	(521)	540
Valuation allowance	-	(5)
Current liabilities	(9)	(1)

Net current deferred tax assets	(530)	534

Non-current assets
Employees’ postretirement benefits, net of Accumulated postretirement benefit reserves adjustments	1,421	1,458
Tax loss carryforwards	2,488	2,364
Other temporary differences, not significant individually	2,373	801
Valuation allowance	(1,812)	(1,803)

	4,470	2,820

Non-current liabilities
Capitalized exploration and development costs	(12,882)	(11,292)
Property, plant and equipment	(1,361)	(1,597)
Exchange variation	(2,603)	(1,390)
Other temporary differences, not significant individually	(1,774)	(928)

	(18,620)	(15,207)

Net non-current deferred tax liabilities	(14,150)	(12,387)

Non-current deferred tax assets	344	317

Non-current deferred tax liabilities	(14,494)	(12,704)

Net deferred tax liabilities	(14,680)	(11,853)

The Company and its subsidiaries file income tax returns in Brazil and in many foreign jurisdictions. These tax returns are open to examination by the respective tax authorities in accordance with each local legislation.

As of and for the three-month period ended March 31, 2011, the Company did not have any material unrecognized tax benefits. Additionally, the Company does not expect that the amount of the unrecognized tax benefits will change significantly within the next twelve months.